Trade Receivables, Net - Schedule of Trade Receivables, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Trade Receivables, Net [Abstract]
Trade receivables, net	¥ 252,938	$ 36,170	¥ 83,143